Shareholders' equity - Broker warrants - assumptions (Details) - Broker Warrants	12 Months Ended
Dec. 31, 2018 $ / shares
Share-based payments
Fair value of broker warrants at grant date	$ 0.96
Share price	3.42
Exercise price (per share)	$ 3.42
Risk-free interest rate	1.95%
Expected volatility	56.00%
Expected life in years	1 year 6 months
Expected dividend yield